Consolidated Balance Sheets (Parenthetical) - $ / shares	May 31, 2022	Nov. 30, 2021	Jul. 28, 2021	Jul. 27, 2021	Jun. 29, 2021	Nov. 30, 2020
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 1.00
Preferred stock, shares authorized		5,000,000	5,000,000	10,000
Preferred stock, shares issued	900,000	900,000				1
Preferred stock, shares outstanding	900,000	900,000				1
Common stock, par value	$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	100,000,000		500,000,000
Common stock, shares issued	45,625,000	45,000,000				43,107,680
Common stock, shares outstanding	45,625,000	45,000,000				43,107,680
Series A Preferred Stock [Member]
Preferred stock, par value	$ 1.00	$ 1.00				$ 1.00
Preferred stock, shares authorized	10,000	10,000				10,000
Preferred stock, shares issued	0	0				1
Preferred stock, shares outstanding	0	0				1
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001				$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000			900,000	5,000,000
Preferred stock, shares issued	900,000	900,000				0
Preferred stock, shares outstanding	900,000	900,000				0